Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
VARIABLE INTEREST ENTITIES

The Company is the primary beneficiary of nine VIEs in solar generation facilities that were consolidated as of December 31, 2014, one of which existed and was consolidated as of December 31, 2013. No VIEs were deconsolidated during the years ended December 31, 2014 and 2013.

The carrying amounts and classification of the consolidated VIEs’ assets and liabilities included in the Company's consolidated balance sheet are as follows:

(In thousands)	December 31, 2014	December 31, 2013
Current assets	$69,955	$2,139
Noncurrent assets	1,756,276	27,076
Total assets	$1,826,231	$29,215
Current liabilities	$64,324	$6,129
Noncurrent liabilities	707,989	10,310
Total liabilities	$772,313	$16,439

All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled by using VIE resources. The Company has not identified any material VIEs during the year ended December 31, 2014 for which we determined that we are not the primary beneficiary and thus did not consolidate.